Financial instruments - Derivative Financial Instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Loans and borrowings	€ 2,142.3	€ 2,198.3
Borrowings	2,164.9	2,227.4
Gross amount of financial instruments as presented upon balance sheet	20.1	20.2
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	12.2	10.8
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	7.9	9.4
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	60.3	27.9
Related financial instruments that are offset	12.2	10.8
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	48.1	17.1
Derivative financial instruments | Cash flow hedges | Cross currency interest rate swap
Disclosure of financial assets [line items]
Change in fair value of outstanding hedging instruments	€ (36.0)	68.9
Weighted average hedged rate of outstanding hedging instruments	100.00%
EUR/USD | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ 4.4	17.5
Notional amount	288.6	343.6
Change in fair value of outstanding hedging instruments	€ 6.2	€ (26.3)
Weighted average hedged rate of outstanding hedging instruments	109.00%	120.00%
GBP/USD | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ 2.0	€ 1.2
Notional amount	44.3	58.4
Change in fair value of outstanding hedging instruments	€ (6.7)	€ (0.5)
Weighted average hedged rate of outstanding hedging instruments	130.00%	138.00%
GBP/EUR | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ 6.4	€ (6.7)
Notional amount	194.9	244.7
Change in fair value of outstanding hedging instruments	€ (9.0)	€ 12.0
Weighted average hedged rate of outstanding hedging instruments	116.00%	115.00%
SEKEUR | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ 2.4	€ 0.5
Notional amount	58.2	70.4
Change in fair value of outstanding hedging instruments	€ (4.4)	€ (0.9)
Weighted average hedged rate of outstanding hedging instruments	9.00%	10.00%
Other currencies | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ 0.5	€ 0.3
Notional amount	45.9	96.4
Change in fair value of outstanding hedging instruments	(0.6)	€ 0.6
Weighted average hedged rate of outstanding hedging instruments		0.00%
Deferred Financing Costs [Member]
Disclosure of financial assets [line items]
Loans and borrowings	€ 41.9	€ 9.4